SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	LONG-TERM MUNICIPAL BONDS — 95.2%
	Antonio B Won Pat International Airport Authority AMT, Series A, 5.00% due 10/1/2031 - 10/1/2033	$900,000	$972,811
	Apple Valley Public Financing Authority (BAM), Series A, 4.00% due 6/1/2028	460,000	474,241
[a]	Bay Area Toll Authority, Series E, 3.08% (MUNIPSA + 0.41%) due 4/1/2056 (put 4/1/2028)	1,000,000	990,109
	Burbank-Glendale-Pasadena Airport Authority Brick Campaign AMT, Series B, 5.00% due 7/1/2034	1,000,000	1,122,408
	California (Cedars-Sinai Medical Center Obligated Group) HFFA, Series B, 4.00% due 8/15/2036	1,250,000	1,246,654
	California (Episcopal Communities & Services for Seniors Obligated Group) HFFA, Series A, 3.85% due 11/15/2027	1,500,000	1,500,856
[a]	California (Kaiser Foundation Hospitals) HFFA, Series C, 5.00% due 6/1/2041 (put 11/1/2029)	4,425,000	4,741,768
	California (Providence St. Joseph Health Obligated Group) HFFA,
	Series A, 4.00% due 10/1/2034	1,000,000	1,001,566
[a]	Series B, 5.00% due 10/1/2039 (put 10/1/2027)	2,015,000	2,065,927
[a]	Series C, 5.25% due 10/1/2050 (put 10/1/2035)	1,000,000	1,137,531
[a]	California (Rady Children’s Hospital Obligated Group) HFFA, Series B-3, 5.00% due 8/15/2065 (put 8/15/2036)	2,000,000	2,311,330
[a]	California Community Choice Financing Authority (Guaranty: American General Life) (Green Bond), Series C, 5.00% due 8/1/2055 (put 10/1/2032)	1,000,000	1,036,974
[a]	California Community Choice Financing Authority (Guaranty: Bank of Nova Scotia) (Green Bond), Series E, 5.00% due 10/1/2056 (put 5/1/2035)	1,500,000	1,622,746
[a]	California Community Choice Financing Authority (Guaranty: Deutsche Bank AG) (Green Bond), Series C, 5.25% due 1/1/2054 (put 10/1/2031)	8,000,000	8,467,528
	California Community Choice Financing Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond),
[a]	Series A-1, 5.00% due 12/1/2053 (put 8/1/2029)	2,910,000	3,028,743
[a]	Series G, 5.25% due 11/1/2054 (put 4/1/2030)	3,000,000	3,164,133
	California Community Choice Financing Authority (Guaranty: Morgan Stanley Group) (Green Bond),
[a]	Series A-1, 5.00% due 4/1/2056 (put 2/1/2036)	1,025,000	1,099,364
[a]	Series B-1, 4.00% due 2/1/2052 (put 8/1/2031)	4,570,000	4,640,725
[a]	Series E-1, 5.00% due 2/1/2054 (put 3/1/2031)	7,000,000	7,391,090
	California Community Choice Financing Authority (Guaranty: New York Life Insurance Co.) (Green Bond),
[b]	Series F, 5.00% due 6/1/2036	1,500,000	1,625,803
	Series G, 5.00% due 12/1/2035	3,500,000	3,828,167
	California Community Choice Financing Authority (Guaranty: Pacific Life Insurance Co.) (Green Bond),
[a]	Series B, 5.00% due 3/1/2056 (put 11/1/2035)	3,850,000	4,122,642
[a]	Series F, 5.00% due 2/1/2055 (put 11/1/2032)	5,400,000	5,735,777
[a]	California Community Choice Financing Authority (Guaranty: Royal Bank of Canada) (Green Bond), Series D, 5.00% due 2/1/2055 (put 9/1/2032)	7,870,000	8,491,100
	California Educational Facilities Authority (Art Center College of Design), Series A, 5.00% due 12/1/2033	375,000	403,013
	California Educational Facilities Authority (Western University of Health Sciences), 5.00% due 6/1/2036 - 6/1/2037	900,000	1,034,690
[a]	California Housing Finance Agency (Century WLAVA 4 LP), 2.95% due 6/1/2046 (put 12/1/2029)	250,000	249,183
[a]	California Housing Finance Agency (Del Sur Family Housing LP), Series V, 5.00% due 5/1/2054 (put 11/1/2026)	3,875,000	3,886,997
	California Housing Finance Agency (FHA) (Green Bond),
	Series A-2,
[a]	3.25% due 8/1/2064 (put 2/1/2028)	4,295,000	4,322,694
[a]	3.60% due 8/1/2063 (put 8/1/2026)	2,500,000	2,501,002
[a]	California Housing Finance Agency (Foothill Family Preservation LP), 2.75% due 5/1/2044 (put 5/1/2028)	2,100,000	2,094,303
[a]	California Housing Finance Agency (Santa Monica Towers LP) (HUD), 2.60% due 10/1/2047 (put 4/1/2030)	350,000	342,920
[a]	California Housing Finance Agency (SV Investors LP), Series S, 2.875% due 7/1/2031 (put 7/1/2030)	400,000	400,419
[a]	California Infrastructure & Economic Development Bank (J Paul Getty Trust), Series B-2, 3.00% due 10/1/2047 (put 10/1/2026)	690,000	688,310
[a]	California Municipal Finance Authority (5909 Variel LP), Series A-1, 2.95% due 6/1/2056 (put 2/1/2029)	2,850,000	2,850,761
[a]	California Municipal Finance Authority (6033 De Soto LP), Series A, 2.95% due 1/1/2056 (put 12/1/2028)	1,000,000	1,000,301
	California Municipal Finance Authority (Aldersly) (California Mtg Insurance),
	Series B-1, 4.00% due 11/15/2028	595,000	595,855
	Series B-2, 3.75% due 11/15/2028	510,000	510,292
	California Municipal Finance Authority (Ararat Home of Los Angeles, Inc.) (California Mtg Insurance), 5.00% due 5/15/2033 - 5/15/2034	200,000	213,453
	California Municipal Finance Authority (Caritas Corp. CMFA Mobile Home Park Financing 2024 Portfolio) (Green Bond), Series A, 5.00% due 8/15/2032 - 8/15/2034	835,000	917,114
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM), 5.00% due 5/15/2028	2,100,000	2,177,587
	California Municipal Finance Authority (CHF-Davis II LLC) (BAM) (Green Bond),
	4.00% due 5/15/2032	600,000	622,558
	5.00% due 5/15/2027 - 5/15/2031	1,945,000	2,059,248
	California Municipal Finance Authority (Cmnty Facs District No. 2023-5 Area No. 2),
	4.00% due 9/1/2030	215,000	219,068
	5.00% due 9/1/2035	100,000	109,532
[a]	California Municipal Finance Authority (El Camino LP), 2.50% due 3/1/2046 (put 3/1/2029)	1,200,000	1,187,671
[a]	California Municipal Finance Authority (Lake Isabella Investment Group LP), Series A, 2.75% due 9/1/2028 (put 9/1/2027)	600,000	598,858
[a]	California Municipal Finance Authority (Palmdale Family Housing LP), Series A-1, 2.95% due 1/1/2056 (put 1/1/2028)	1,000,000	1,000,518
	California Municipal Finance Authority (Palomar Health Obligated Group) (AG) COP, Series A, 5.00% due 11/1/2027 - 11/1/2032	500,000	526,388
[a]	California Municipal Finance Authority (Rancho Cordova Owner LP), Series A, 3.00% due 6/1/2045 (put 12/1/2029)	2,700,000	2,701,021
	California Municipal Finance Authority (Republic Services, Inc.) AMT,

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Series A,
[a]	2.875% due 3/1/2056 (put 9/15/2026)	$1,000,000	$993,503
[a]	2.95% due 7/1/2041 (put 10/1/2026)	2,000,000	1,995,138
[a]	3.875% due 3/1/2054 (put 3/1/2034)	2,000,000	1,982,706
[a]	4.375% due 9/1/2053 (put 9/1/2033)	4,000,000	4,169,396
[a]	California Municipal Finance Authority (Roseville Affordable LP), Series B, 3.75% due 6/1/2028 (put 6/1/2027)	1,000,000	1,008,906
[a]	California Municipal Finance Authority (San Jose South 1st Street Associates LP), Series A-2, 3.45% due 12/1/2029 (put 12/1/2028)	1,150,000	1,164,959
	California Municipal Finance Authority (Scripps College), 5.00% due 7/1/2035 - 7/1/2036	2,340,000	2,621,981
[a]	California Municipal Finance Authority (Sinatra Family Housing LP), Series A, 3.25% due 6/1/2056 (put 12/1/2029)	500,000	504,397
[a]	California Municipal Finance Authority (Standard Buchanan Venture LP), Series A, 2.95% due 6/1/2044 (put 6/1/2029)	2,775,000	2,784,490
	California Municipal Finance Authority (United Airlines, Inc.) AMT, 4.00% due 7/15/2029	1,000,000	1,009,339
[a]	California Municipal Finance Authority (View at San Bruno LP), Series A-1, 5.00% due 6/1/2056 (put 7/1/2028)	1,020,000	1,062,969
	California Municipal Finance Authority (Waste Management, Inc.; Guaranty: Waste Management Holdings) AMT,
	Series A,
[a]	3.45% due 10/1/2041 (put 10/2/2028)	2,750,000	2,750,503
[a]	3.45% due 12/1/2044 (put 12/1/2026)	3,000,000	3,002,013
	Series B,
[a]	2.875% due 11/1/2041 (put 6/1/2027)	3,000,000	3,002,697
[a]	3.375% due 9/1/2050 (put 9/1/2028)	1,100,000	1,103,555
	California Pollution Control Financing Authority (Republic Services, Inc.) AMT,
[a,c]	2.875% due 7/1/2043 (put 8/17/2026)	3,500,000	3,496,416
[a,c]	Series A-1, 2.95% due 11/1/2042 (put 7/15/2026)	1,000,000	999,700
[a]	California Pollution Control Financing Authority (Waste Management, Inc.) AMT, Series A, 4.25% due 11/1/2038 (put 7/2/2029)	3,000,000	3,033,009
[c]	California School Finance Authority (Magnolia Public Schools Obligated Group), Series A, 4.00% due 7/1/2036	1,730,000	1,725,004
	California State Public Works Board,
	Series A, 5.00% due 9/1/2037	250,000	287,806
	Series C, 5.00% due 9/1/2033	1,500,000	1,720,447
	Series D, 4.00% due 4/1/2033	1,045,000	1,046,016
	California State University,
	Series A, 5.00% due 11/1/2032	700,000	702,498
[a]	Series B-3, 3.125% due 11/1/2051 (put 11/1/2026)	4,200,000	4,188,265
	California Statewide Communities Development Authority (CHF-Irvine LLC), 5.00% due 5/15/2027 - 5/15/2033	1,125,000	1,126,387
	California Statewide Communities Development Authority (CHF-Irvine LLC) (BAM), 5.00% due 5/15/2032	2,420,000	2,638,415
	California Statewide Communities Development Authority (Heritage Park Apartments Roseville LP) (FNMA), Series A, 3.70% due 4/1/2035	1,000,000	1,007,121
[a]	California Statewide Communities Development Authority (Kaiser Foundation Hospitals), Series 2004-MR, 5.00% due 4/1/2038 (put 11/1/2029)	2,830,000	3,037,114
	California Statewide Communities Development Authority (Pepperwood Apartments), Series 2023-06FN Class PT, 3.75% due 1/1/2034	1,506,974	1,537,210
	California Statewide Communities Development Authority (Sequoia Living, Inc.) (California Mtg Insurance), Series A, 5.00% due 7/1/2035	985,000	1,103,687
	California Statewide Communities Development Authority (Siena Roseville LP) (FNMA) AMT, Series A, 4.20% due 5/1/2036	2,000,000	2,025,251
	California Statewide Communities Development Authority (Southern California Edison Co.),
	Series A, 1.75% due 9/1/2029	2,500,000	2,357,957
	Series D, 4.50% due 11/1/2033	3,500,000	3,583,310
[a]	California Statewide Communities Development Authority (Vintage at Folsom LP), Series E-2, 5.00% due 10/1/2028 (put 10/1/2027)	650,000	668,307
	Cathedral City Redevelopment Successor Agency (Merged Redevelopment Area) (BAM), Series A, 5.00% due 8/1/2030 - 8/1/2031	725,000	801,895
	Centinela Valley Union High School District (AG) GO, Series C, 4.00% due 8/1/2034	365,000	365,491
	Central Valley Energy Authority (Guaranty: Goldman Sachs Group, Inc.), 5.00% due 8/1/2034	350,000	374,948
[a]	Central Valley Energy Authority (Guaranty: Pacific Life Insurance Co.), 5.00% due 12/1/2055 (put 8/1/2035)	2,000,000	2,136,534
	City of Chula Vista Redevelopment Successor Agency (AG), 5.00% due 10/1/2032	1,070,000	1,075,741
	City of Fresno (Fresno Airport Revenue) (BAM) AMT, Series A, 5.00% due 7/1/2031	595,000	644,963
	City of Irvine Reassessment District No. 25-1 (AG), 5.00% due 9/2/2035	250,000	289,487
[a]	City of Los Angeles (West Hollywood Housing LP), Series D, 2.85% due 5/1/2060 (put 11/1/2029)	500,000	496,262
	City of Los Angeles Department of Airports AMT,
	Series B, 5.00% due 5/15/2030 - 5/15/2032	4,600,000	4,720,796
	Series C, 5.00% due 5/15/2031	400,000	409,926
	Series D, 5.00% due 5/15/2033	5,435,000	5,926,944
[a]	City of San Jose (Berryessa Affordable Housing LP), Series A, 3.05% due 5/1/2066 (put 5/1/2029)	1,250,000	1,254,307
	City of San Jose (La Moraga San Jose LP) (FNMA), Series C, 3.90% due 10/1/2035	2,750,000	2,833,911
	City of San Mateo (San Mateo Community Facilities District No. 2008-1) (BAM), 5.00% due 9/1/2027 - 9/1/2032	3,915,000	4,292,934
	City of Victorville Electric Revenue, Series A, 5.00% due 5/1/2028 - 5/1/2032	1,090,000	1,176,629
	County of Sacramento Airport System Revenue AMT,
	Series A, 5.00% due 7/1/2035 - 7/1/2036	1,150,000	1,295,546
	Series C, 5.00% due 7/1/2027 - 7/1/2030	2,730,000	2,805,321
	El Monte City School District (AG) GO, Series A, 5.00% due 8/1/2026	350,000	350,748
	Guam Government Waterworks Authority (Water & Wastewater System), Series A, 5.00% due 7/1/2036	585,000	645,656
	Guam Power Authority (Electric Power System), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,730,000	1,761,528
	Hesperia Community Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2030	500,000	525,647

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION		PRINCIPAL AMOUNT	VALUE
	Indian Wells Redevelopment Successor Agency (NPFG), Series A, 5.00% due 9/1/2029	$500,000	$502,156
	Indio Finance Authority (BAM), Series A, 5.00% due 11/1/2029 - 11/1/2032	1,550,000	1,704,508
	Jurupa Public Financing Authority (AG), 5.00% due 9/1/2032	1,260,000	1,417,608
	Lammersville Joint (BAM) USD, 5.00% due 9/1/2028 - 9/1/2032	4,055,000	4,456,002
	Los Angeles Community College District GO, 5.00% due 8/1/2026	3,000,000	3,005,211
[a]	Los Angeles County Development Authority (Century WLAVA 2 LP) (HUD), Series C, 3.75% due 12/1/2046 (put 12/1/2026)	2,575,000	2,574,565
	Los Angeles County Development Authority (RCV 1 LP),
	Series C,
[a]	2.95% due 7/1/2060 (put 7/1/2030)	1,000,000	1,000,827
[a]	3.35% due 9/1/2059 (put 9/1/2029)	1,000,000	1,006,513
	Los Angeles Housing Authority (FNMA), Series A, 3.75% due 4/1/2034	5,010,766	5,074,473
[a]	Los Angeles Housing Authority (One San Pedro Phase I LP), Series B, 3.25% due 2/1/2029 (put 2/1/2028)	1,000,000	1,004,449
	Los Angeles USD (Green Bond) ETM COP, Series A, 5.00% due 10/1/2033	1,000,000	1,155,232
	Mount Diablo (AG) USD COP, 5.00% due 9/1/2027	550,000	566,328
	Municipal Improvement Corp. of Los Angeles (City of Los Angeles),
	Series A, 5.00% due 5/1/2037	650,000	754,957
	Series B, 4.00% due 11/1/2035	635,000	634,267
	Norman Y Mineta San Jose International Airport SJC (BAM) AMT, Series A, 4.00% due 3/1/2034	1,225,000	1,247,054
	Norman Y Mineta San Jose International Airport SJC AMT, Series A, 5.00% due 3/1/2033 - 3/1/2035	2,500,000	2,526,365
[a]	Northern California Energy Authority (Guaranty: Pacific Life Insurance Co.), Series A-1, 5.00% due 12/1/2054 (put 8/1/2030)	175,000	184,474
	Oakland (County of Alameda Educational Facilities) (AG) USD GO, Series A, 4.00% due 8/1/2035	1,000,000	1,008,384
	Peralta Community College District GO, 5.00% due 8/1/2031 - 8/1/2033	2,065,000	2,347,522
	Pittsburg Redevelopment Successor Agency (AG), Series A, 5.00% due 9/1/2026	535,000	537,198
	Plumas Lake Elementary School District (AG) COP, Series A, 5.00% due 6/1/2036 - 6/1/2037	600,000	631,362
	Redwoods Community College District (BAM) GO, 5.00% due 8/1/2035	500,000	586,247
	Riverside County Public Financing Authority (BAM), Series A, 5.00% due 10/1/2026	2,200,000	2,213,869
	Rosemead CDC Successor Agency (Rosemead Merged Project Area) (BAM), 5.00% due 10/1/2026	745,000	749,653
	San Diego County Regional Airport Authority, Series A, 5.00% due 7/1/2033	500,000	534,278
	San Diego County Regional Airport Authority AMT,
	Series B, 5.00% due 7/1/2030 - 7/1/2035	7,080,000	7,852,098
	Series C, 5.00% due 7/1/2031 - 7/1/2033	2,560,000	2,740,281
	San Francisco City & County Airport Comm-San Francisco International Airport AMT,
	Series 2, 5.00% due 5/1/2034	2,000,000	2,235,700
	Series A, 5.00% due 5/1/2032 - 5/1/2035	6,000,000	6,589,893
	Series D, 5.00% due 5/1/2032	1,800,000	1,981,102
[a]	San Joaquin Valley Clean Energy Authority (Guaranty: Goldman Sachs Group, Inc.) (Green Bond), Series A, 5.50% due 1/1/2056 (put 7/1/2035)	4,800,000	5,331,600
	Santa Clara County Financing Authority (County of Santa Clara), Series Q, 4.00% due 5/15/2032	1,040,000	1,040,814
	Santa Cruz County Capital Financing Authority, Series A-1, 4.00% due 6/1/2031 - 6/1/2034	1,620,000	1,674,779
	State of California GO,
	4.00% due 8/1/2033 - 3/1/2036	8,000,000	8,037,300
	5.00% due 8/1/2027 - 8/1/2033	2,560,000	2,625,309
	Stockton Public Financing Authority (Stockton Water Revenue) (BAM) (Green Bond), Series A, 5.00% due 10/1/2026 - 10/1/2027	1,320,000	1,348,033
	Stockton-East Water District (BAM) (Green Bond) COP, Series A, 5.00% due 3/1/2027	1,000,000	1,016,546
	Territory of Guam, Series G, 5.00% due 1/1/2036	500,000	550,027
	Tustin Financing Authority (AG), 5.00% due 9/1/2035	700,000	809,340
	University of California,
	Series AV, 5.00% due 5/15/2035	500,000	508,418
	Series AY, 4.00% due 5/15/2035	1,000,000	1,006,118
	Series CD, 5.00% due 5/15/2036	2,500,000	2,940,272
	Series CH, 5.25% due 5/15/2037	1,000,000	1,200,670
	Ventura County Community College District GO, 4.00% due 8/1/2032	1,000,000	1,000,633
	Vista (AG) USD COP, 5.00% due 10/1/2026 - 10/1/2027	775,000	790,215
	West Valley-Mission Community College District GO, Series B, 4.00% due 8/1/2034	1,150,000	1,150,655
	TOTAL LONG-TERM MUNICIPAL BONDS — 95.2% (Cost $289,657,054)		294,512,740
	SHORT-TERM MUNICIPAL BONDS — 2.9%
[a]	Irvine Ranch Water District (LOC Bank of America NA), Series B 2.50% due 10/1/2041 (put 7/1/2026)	3,340,000	3,340,000
[a]	Regents of the University of California Medical Center Pooled Revenue, Series B-2, 2.50% due 5/15/2032 (put 7/1/2026)	5,840,000	5,840,000
	TOTAL SHORT-TERM MUNICIPAL BONDS — 2.9% (Cost $9,180,000)		9,180,000

SCHEDULE OF INVESTMENTS, Continued
Thornburg California Limited Term Municipal Fund
June 30, 2026 (Unaudited)

ISSUER-DESCRIPTION	PRINCIPAL AMOUNT	VALUE
Total Investments — 98.1% (Cost $298,837,054)		$303,692,740
Other Assets Less Liabilities — 1.9%		5,742,761
Net Assets — 100.0%		$309,435,501

Footnote Legend
a
Variable, floating, step, or fixed to floating rate securities are securities for which interest rate changes are based on changes in a designated base rate or on a predetermined schedule.
The rates shown are those in effect on June 30, 2026.

b	When-issued security.
c
Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities are restricted but liquid and may only be resold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. As of June 30, 2026, the aggregate value of these securities in the Fund’s portfolio was
$6,221,120, representing 2.01% of the Fund’s net assets.

Portfolio Abbreviations
To simplify the listings of securities, abbreviations are used per the table below:

AG	Insured by Assured Guaranty, Inc.
AMT	Alternative Minimum Tax
BAM	Insured by Build America Mutual Insurance Co.
CDC	Community Development Commission
COP	Certificates of Participation
ETM	Escrowed to Maturity
FHA	Insured by Federal Housing Administration
FNMA	Collateralized by Federal National Mortgage Association
GO	General Obligation
HFFA	Health Facilities Financing Authority
HUD	Insured by Housing and Urban Development
LOC	Letter of Credit
Mtg	Mortgage
MUNIPSA	Securities Industry and Financial Markets Association (SIFMA) Municipal Swap Index
NPFG	Insured by National Public Finance Guarantee Corp.
USD	Unified School District

NOTES TO SCHEDULE OF INVESTMENTS
Thornburg California Limited Term Municipal Fund
June 30, 2026 (Unaudited)

NOTE 1 – ORGANIZATION
Thornburg California Limited Term Municipal Fund (the “Fund”) is a diversified series of Thornburg Investment Trust (the “Trust”). The Trust is organized as a Massachusetts business trust under a Declaration of Trust dated June 3, 1987, and is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). The Fund is currently one of twenty-six separate series of the Trust. Each series is considered to be a separate entity for financial reporting and tax purposes. The Fund currently offers four classes of shares of beneficial interest: Class A, Class C, Class C2 and Institutional Class (“Class I”).
NOTE 2 – SECURITY VALUATION
Valuation of the Fund’s portfolio investment securities is performed by Thornburg Investment Management, Inc., the Trust’s investment advisor (the "Advisor"), which has been designated by the Trustees of the Trust (the "Trustees") as the Fund’s "valuation designee" as that term is defined in rule 2a-5 under the 1940 Act. The Advisor performs this valuation function under the supervision of the Trustees and in accordance with policies and procedures that have been adopted by the Advisor and approved by the Trustees (the “Valuation Policy and Procedures”).
In its capacity as the Fund’s valuation designee, the Advisor makes good faith determinations of the fair value of portfolio securities for which market quotations are not readily available, and otherwise complies with and administers the Valuation Policy and Procedures. The Advisor performs those functions in significant measure through its Valuation and Pricing Committee (the “Committee”), though the Advisor may also obtain the assistance of others, including professional pricing service providers selected and approved by the Committee. In accordance with the Valuation Policy and Procedures, the Committee: assesses and manages the material risks associated with determining the fair value of those Fund investments for which market quotations are not readily available; selects and applies methodologies for determining and calculating such fair values; periodically reviews and tests the appropriateness and accuracy of those methodologies; monitors for circumstances that may necessitate the use of fair value; and approves, monitors, and evaluates pricing services engaged to provide evaluated prices for the Fund’s investments. The Committee provides reports on its activities to the Trustees’ Audit Committee, which is responsible for overseeing the Committee’s and the Advisor’s work in discharging the functions under the Valuation Policy and Procedures.
In those instances when the Committee assists in calculating a fair value for a portfolio investment, the Committee seeks to determine the price that the Fund would reasonably expect to receive upon a sale of the investment in an orderly transaction between market participants on the valuation date. The Committee customarily utilizes quotations from securities broker dealers in calculating valuations, but also may utilize prices obtained from pricing service providers or other methods selected by the Committee. Because fair values calculated by the Committee are estimates, the calculation of a fair value for an investment may differ from the price that would be realized by the Fund upon a sale of the investment, and the difference could be material to the Fund’s financial statements. The Committee’s calculation of a fair value for an investment may also differ from the prices obtained by other persons (including other mutual funds) for the investment.
Valuation of Securities: Debt obligations held by the Fund which are not listed or traded on exchanges or for which no reported market exists are ordinarily valued at the valuation obtained from a pricing service provider approved by the Committee.
In any case when a pricing service provider fails to provide a valuation for a debt obligation held by the Fund, the Committee may calculate a fair value for the obligation using alternative methods selected and approved by the Committee. Additionally, in cases when the Committee believes that a valuation obtained from a pricing service provider is stale, does not reflect material factors affecting the valuation of the investment, is significantly different than the value the Fund is likely to obtain if it sought a bid for the investment, or is otherwise unreliable, the Committee may calculate a fair value for the obligation using an alternative method selected and approved by the Committee.